Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

13. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the nine months ended September 30, 2016 and 2015 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	3.542	-	(247.256)	(243.714)	(3.692)	(247.406)
Amounts reclassified from AOCI	27.517	16.347	-	43.864	-	43.864
Other comprehensive income (loss) after reclassifications	31.059	16.347	(247.256)	(199.850)	(3.692)	(203.542)
Balance at September 30, 2015	$(72.218)	$(265.672)	$(949.703)	$(1.287.593)	$(8.953)	$(1.296.546)

Balance at December 31, 2015	$(60.214)	$(225.091)	$(1.050.990)	$(1.336.295)	$(10.222)	$(1.346.517)
Other comprehensive income (loss) before reclassifications	1.386	-	131.202	132.588	3.963	136.551
Amounts reclassified from AOCI	13.006	14.526	-	27.532	-	27.532
Other comprehensive income (loss) after reclassifications	14.392	14.526	131.202	160.120	3.963	164.083
Balance at September 30, 2016	$(45.822)	$(210.565)	$(919.788)	$(1.176.175)	$(6.259)	$(1.182.434)

Reclassifications out of AOCI for the nine months ended September 30, 2016 and 2015 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2016	2015
(Gain) Loss related to cash flow hedges
Interest rate contracts	$18.581	$21.675	Interest income/expense
Foreign exchange contracts	(387)	16.256	Costs of Revenue
	18.194	37.931	Total before tax
	(5.188)	(10.414)	Tax expense or benefit
	$13.006	$27.517	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	23.053	25.995	(1)
	23.053	25.995	Total before tax
	(8.527)	(9.648)	Tax expense or benefit
	$14.526	$16.347	Net of tax
Total reclassifications for the period	$27.532	$43.864	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).